Parent Entity Information (Unaudited) (Details) - Schedule of financial position - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Financial Position Abstract
Total non-current assets	$ 4,345,401	$ 1,245
Total current assets	72,473,318	39,664,914
Total assets	76,818,719	39,666,159
Total current liabilities	(13,099,492)	(6,064,179)
Total non-current liabilities	(3,566,433)
Total liabilities	(16,665,925)	(6,064,179)
Total assets less liabilities	60,152,794	33,601,980
Issued capital	89,689,805	48,144,406
Accumulated losses	(29,537,011)	(14,542,426)
Total equity	$ 60,152,794	$ 33,601,980